8. OPERATING LEASE (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating leases, rent expense	$ 45,941	$ 49,071
Caton Center Drive operating lease
Description of leasing arrangement	The Company leases 3,600 sq. ft. of office and warehouse space at 1550 Caton Center Drive, Suites D and E, Baltimore, Maryland, under a non-cancellable operating lease which expires in December 2013. The original base rent was $3,077 per month with a 3% annual rent escalator clause. The current monthly rent is $3,464.